Federated Hermes MDT Small Cap Core Fund Performance Management - Federated Hermes MDT Small Cap Core Fund	Jul. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information with a broad-based securities market index. The Fund’s performance is also compared to a secondary index to show how the Fund’s performance compares with the returns of an index with similar investments. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis.
Bar Chart [Heading]	Federated Hermes MDT Small Cap Core Fund – IS Class
Bar Chart Closing [Text Block]

The Fund's IS class total return for the six-month period from January 1, 2026 to June 30, 2026, was 22.39%.

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 32.72% (quarter ended December 31, 2020). Its lowest quarterly return was (33.12)% (quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	The Fund’s R6 class commenced operations on June 29, 2016. For the periods prior to the commencement of operations of the Fund’s R6 class, the R6 class performance information shown below is for the Fund’s IS class. The performance of the Fund’s IS class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the IS class. The performance of the IS class has been adjusted to remove any voluntary waiver of Fund expenses related to the IS class that may have occurred during periods prior to the commencement of operations of the R6 class which would have caused the IS class expenses to be lower than the gross expenses of the R6 class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for IS class, and after-tax returns for the A and C classes will differ from those shown below for the IS class.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown.After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.(For the Period Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for IS class, and after-tax returns for the A and C classes will differ from those shown below for the IS class.
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
IS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund's IS class total return for the six-month period
Bar Chart, Year to Date Return	22.39%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	32.72%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(33.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020